Available-for-sale Debt Investments	12 Months Ended
Dec. 31, 2019
Available For Sale Securities [Abstract]
Available-for-sale Debt Investments

9.  Available-for-sale Debt Investments

Investments in Particle

The Company held Series B, Series C and Series D1 convertible redeemable preferred shares of Particle Inc. (“Particle”), which had been accounted for as available-for-sale debt investments. As of December 31, 2018, the fair values of available-for-sale debt investments in Particle were RMB1,959.5 million, which represented approximately 37.63% equity interest of Particle on an as-if converted basis.

The Company has determined that its investments in Series B, Series C and Series D1 convertible redeemable preferred shares of Particle are not considered in-substance common stock but considered debt securities as the preferred shares of Particle are redeemable at the option of the Company and are therefore not within the scope of ASC 323 Equity Method and Joint Ventures. The Company’s investments in Series B, Series C and Series D1 convertible redeemable preferred shares of Particle are classified as available-for-sale debt investments and reported at fair value, which is estimated by management after considering valuation reports prepared by a reputable and independent appraisal firm on a recurring basis. Refer to Note 21 for details.

The Company entered into a share purchase agreement (the “SPA”) with Run Liang Tai Management Limited, or Run Liang Tai, and its designated entities (the “Proposed Buyers”) on March 22, 2019 and entered into a supplemental agreement (the “Supplemental Agreement”) to the SPA on July 23, 2019 for its proposed sale of 34% equity interest of Particle on an as-if converted basis (the “Proposed Transaction”). Prior to this transaction, the Company owned 37.63% equity interest of Particle on an as-if converted basis. According to the Supplemental Agreement, the Company agreed to increase the total number of shares of Particle to be transferred to the Proposed Buyers from 199,866,509 shares to 212,358,165 shares while the total purchase price would remain unchanged at US$448 million. In addition, the Company agreed that the Proposed Buyers may pay the purchase price in several installments and deliver the preferred shares of Particle to the Proposed Buyers in batches. In November 2019, the Company transferred the first batch of 94,802,752 preferred shares of Particle to the Proposed Buyers, corresponding to US$200 million of consideration fully received before August 10, 2019, and recognized a gain on disposal of available-for-sale debt investments of RMB1,001.2 million (US$143.8 million) in the consolidated statements of comprehensive income/(loss). The Company has received a further deposit of US$50 million in October 2019 for the second batch preferred shares of Particle to be delivered to the Proposed Buyers in or before August 2020, which was presented as deposits in relation to future disposal of investment in Particle in the Group’s consolidated balance sheets as of December 31, 2019. Meanwhile, the Company has recognized a liability of RMB16.0 million (US$2.3 million) representing the forward contract in relation to future disposal of investments in Particle in the Group’s consolidated balance sheets as of December 31, 2019.

As of December 31, 2019, the fair values of available-for-sale debt investments in Particle were RMB2,012.5 million (US$289.1 million), which represented approximately 20.21% equity interest of Particle on an as-if converted basis, which reflected the completion of the issuance of additional shares under Particle's share incentive plan.

Investments in Fengyi Technology

In December 2018, the Group acquired 40% equity interest of Henan Fengyi Feiyang Network Technology Limited (“Fengyi Technology”) with a consideration of RMB2.0 million. Fengyi Technology mainly engages in advertising service in China. As the investment in Fengyi Technology is redeemable at the option of the Group, it is not considered in-substance common stock but considered debt securities. The Group’s investment in Fengyi Technology is classified as available-for-sale debt investments and reported at fair value. As of December 31, 2018 and 2019, the fair value of investment in Fengyi Technology was RMB2.0 million, and RMB2.0 million (US$0.3 million), respectively.

As the Group does not expect to sell or redeem the investments mentioned above within one year, the available-for-sale debt investments are classified as long-term available-for-sale debt investments. Total unrealized gains on available-for-sale debt investments recorded in accumulated other comprehensive income excluding tax effect were RMB1,323.6 million and RMB1,615.1 million (US$232.0 million) as of December 31, 2018 and 2019, respectively. The total fair value of available-for-sale debt investments were RMB1,961.5 million and RMB2,014.5 million (US$289.4 million) as of December 31, 2018 and 2019, respectively (see Note 21).